Other costs and other income - Other income (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		R 303	R 40	R 45
Service entity income		322	307	497
Gain on remeasurement of previous interest in Kroondal	R 0	0	0	298
Sundry income		336	389	387
Insurance proceeds		274	875	0
Onerous contract provision utilisation/change in estimate		124	1,017	0
Gain on assets held for sale		16	0	0
Gain on increase in equity-accounted investment		5	2	5
Other income		1,380	2,630	1,232
Property damages		142	26	R 0
Kloof
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		64
United States
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		46	838
Australia
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		R 139	26
Property damages			R 26